SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Amortization Expense:
Total	$ 117,000	$ 174,000
Core Deposit [Member]
Amortization Expense:
2017	44,444
2018	32,501
2019	20,572
2020	9,833
2021	5,264
Thereafter	4,828
Total	$ 117,442	$ 173,828